Cash and Cash Equivalents	9 Months Ended
Sep. 30, 2026
Cash and Cash Equivalents [Abstract]
CASH AND CASH EQUIVALENTS
5	CASH AND CASH EQUIVALENTS

Cash and cash equivalents consisted of the following:

	September 30, 2026	December 31, 2025
Cash at banks	15,229,965	7,805,859
- Time deposit	12,277,630	832,923
- Demand deposit	2,952,335	6,972,936
Total	15,229,965	7,805,859

As of September 30, 2026, the details of the Group’s time deposit, maturity dates and interest rates are as follows. The original maturity of the below time deposits is less than 3 months:

Currency	Maturity	Interest rate %	September 30, 2026
TL	October 1, 2026	38.0	12,277,630
Total			12,277,630

As of December 31, 2025, the details of the Group’s time deposit, maturity dates and interest rates are as follows:

Currency	Maturity	Interest rate %	December 31, 2025
TL	January 2, 2026	38.5	489,941
TL	January 26, 2026	36.5	201,508
TL	January 2, 2026	30.0	29,154
TL	January 2, 2026	38.0	112,320
Total			832,923

Under a loan agreement with Partners for Growth (“PFG”) dated January 20, 2021, the Group was previously required to maintain specified cash balances in demand or time deposit accounts subject to a first-priority security interest in favor of PFG.

The PFG loan was fully repaid on December 1, 2025. Accordingly, the Group is no longer subject to any cash balance maintenance requirements, and no security interest exists over the Group’s cash and cash equivalents.